Common and preferred units - Movements (Details) - shares				6 Months Ended	12 Months Ended
	Jul. 16, 2021	Jul. 12, 2021	Jun. 21, 2021	Jun. 30, 2022	Dec. 31, 2021
Common units public [Member]
Common And Subordinated Units [Line Items]
Beginning Balance				18,115,504	18,050,941
Awards to non-employee directors as compensation for directors' fees	2,392	2,392	7,176
ATM program				0	52,603
Ending Balance				18,115,504	18,115,504
Common Units Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance				15,257,498	15,257,498
Awards to non-employee directors as compensation for directors' fees	0	0	0
ATM program				0	0
Ending Balance				15,257,498	15,257,498
8.75% Series A Preferred Units [Member]
Common And Subordinated Units [Line Items]
Beginning Balance				7,089,325	6,752,333
Awards to non-employee directors as compensation for directors' fees	0	0	0
ATM program				0	336,992
Ending Balance				7,089,325	7,089,325